Intangibles - (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Balance at beginning of year	$ 10,514	$ 11,631
Additions	394	519
Disposals	(4)	(15)
Amortization	(337)	(324)
Transfer to held for sale		1,085
Translation adjustment	1,142	(2,382)
Impairment	(1,852)
Transfer to held for sale	(904)
Balance at end of year	8,953	10,514
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	11,530	12,595
Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(2,577)	(2,081)
Goodwill [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	3,038	3,263
Transfer to held for sale		257
Translation adjustment	242	(482)
Impairment	(1,852)
Transfer to held for sale	(131)
Balance at end of year	1,297	3,038
Goodwill [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	1,297	3,038
Concession [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	6,942	7,689
Additions	363	465
Disposals	(4)	(10)
Amortization	(276)	(270)
Transfer to held for sale		824
Translation adjustment	836	(1,756)
Transfer to held for sale	(770)
Balance at end of year	7,091	6,942
Concession [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	9,068	8,528
Concession [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(1,977)	(1,586)
Computer software [member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	84	104
Additions	31	54
Amortization	(44)	(54)
Translation adjustment	9	(20)
Balance at end of year	80	84
Computer software [member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	663	579
Computer software [member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	(583)	(495)
Research And Development Project And Patents [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year	450	575
Disposals		(5)
Transfer to held for sale		4
Translation adjustment		(124)
Transfer to held for sale	(3)
Transfers	(445)
Balance at end of year	2	450
Research And Development Project And Patents [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	2	450
Patent [Member]
IfrsStatementLineItems [Line Items]
Balance at beginning of year
Amortization	(17)
Translation adjustment	55
Transfers	445
Balance at end of year	483
Patent [Member] | Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Cost	500
Patent [Member] | Accumulated depreciation, amortisation and impairment [member]
IfrsStatementLineItems [Line Items]
Accumulated amortization	$ (17)